SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash paid during the year for:
Interest	12,883	500